Share-based payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Based Payment [Abstract]
Schedule of Share-based Payment

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table and explanations:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net loss / profit
Year of issuance	beginning	in the year	forfeited	exercised	year end	2020	2019	2018
2020	—	443,252	(38,127)	—	405,125	1,274	—	—
2018	—	—	—	—	—	—	416	1,662
2016	—	—	—	—	—	—	50	866
Subtotal	—	443,252	(38,127)	—	405,125	1,274	466	2,528
Shares granted to Non-Executive Directors	—	60,204	—	(60,204)	—	665	500	450
Executive Directors Bonus	156,497	—	—	—	156,497	800	800	600
Employees Bonus (a)	—	499,614	—	(499,614)	—	—	—	—
VCP 2019	378,053	—	—	—	378,053	5,705	951	—
VCP 2016	1,488,390	—	—	(1,488,390)	—	—	—	1,868
	2,022,940	1,003,070	(38,127)	(2,048,208)	939,675	8,444	2,717	5,446

(a)	Out of the provision for bonus compensation recorded in 2019, US$ 4,352,000 were paid in shares in 2020.